CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2018	Jun. 30, 2017
CURRENT ASSETS
Cash	$ 7,085,235	$ 1,504,596
Short-term investments	28,233,035	0
Accounts receivable, net	5,641,501	4,001,156
Inventories, net	4,153,583	2,856,578
Prepayments and other current assets	1,105,783	307,133
Total current assets	46,219,137	8,669,463
Property, plant and equipment, net	20,950,685	8,753,040
Intangible assets, net	2,390,571	86,014
Deferred tax assets	22,297	9,543
TOTAL ASSETS	69,582,690	17,518,060
CURRENT LIABILITIES
Short-term bank loans	4,835,200	5,871,973
Accounts payable	351,375	647,867
Due to related party	0	1,330,127
Advance from customers	240,216	425,283
Accrued liabilities and other payable	1,120,579	367,151
Taxes payable	2,295,788	1,518,518
Total current liabilities	8,843,158	10,160,919
Commitments
STOCKHOLDERS' EQUITY
Additional paid-in capital	52,144,891	1,625,306
Statutory reserves	164,367	67,151
Retained earnings	10,263,198	5,756,706
Accumulated other comprehensive loss	(1,884,751)	(122,022)
Total stockholders' equity	60,739,532	7,357,141
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	69,582,690	17,518,060
Common Class A
STOCKHOLDERS' EQUITY
Common Stock, Value	33,689	11,862
Common Class B
STOCKHOLDERS' EQUITY
Common Stock, Value	$ 18,138	$ 18,138